Employees - Summary of Movements in (Deficit)/Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,569	€ 2,993
Gross service cost	(128)	(186)
Employee contributions	11	12
Special termination benefits	(14)	(11)	€ (15)
Past service costs including losses/(gains) on curtailments	3	0
Settlements	2	1
Actual return on plan assets (excluding amounts in net finance income/charge)	131	(6,483)
Change in asset ceiling excluding amounts included in interest expenses	(6)	(184)
Interest cost	(749)	(452)
Interest income	859	496
Actuarial gain/(loss) arising from changes in demographic assumptions	98	(24)
Actuarial gain/(loss) arising from changes in financial assumptions	(552)	6,914
Actuarial gain/(loss) arising from experience adjustments	(416)	(760)
Employer contributions	407	303
Benefit payments	0	0
Other	0	13
Currency retranslation	186	(63)
Net defined benefit liability (asset)	2,401	2,569	2,993
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,866	2,879
Gross service cost	(42)	(86)
Employee contributions	0	1
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(227)	(4,870)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(335)	(210)
Interest income	432	264
Actuarial gain/(loss) arising from changes in demographic assumptions	104	1
Actuarial gain/(loss) arising from changes in financial assumptions	(243)	4,196
Actuarial gain/(loss) arising from experience adjustments	(220)	(276)
Employer contributions	50	66
Benefit payments	0	0
Other	0	0
Currency retranslation	44	(99)
Net defined benefit liability (asset)	1,429	1,866	2,879
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,609	1,162
Gross service cost	(5)	(4)
Employee contributions	0	0
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	146	(668)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(135)	(54)
Interest income	194	66
Actuarial gain/(loss) arising from changes in demographic assumptions	0	(50)
Actuarial gain/(loss) arising from changes in financial assumptions	(236)	1,527
Actuarial gain/(loss) arising from experience adjustments	(99)	(377)
Employer contributions	9	8
Benefit payments	0	0
Other	0	(1)
Currency retranslation	0	0
Net defined benefit liability (asset)	1,483	1,609	1,162
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(906)	(1,048)
Gross service cost	(81)	(96)
Employee contributions	11	11
Special termination benefits	(14)	(11)
Past service costs including losses/(gains) on curtailments	3	0
Settlements	2	1
Actual return on plan assets (excluding amounts in net finance income/charge)	212	(945)
Change in asset ceiling excluding amounts included in interest expenses	(6)	(184)
Interest cost	(279)	(188)
Interest income	233	166
Actuarial gain/(loss) arising from changes in demographic assumptions	(6)	25
Actuarial gain/(loss) arising from changes in financial assumptions	(73)	1,191
Actuarial gain/(loss) arising from experience adjustments	(97)	(107)
Employer contributions	348	229
Benefit payments	0	0
Other	0	14
Currency retranslation	142	36
Net defined benefit liability (asset)	€ (511)	€ (906)	€ (1,048)